SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
18. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments. However, on September 28, 2012, the module business was disposed. Therefore, only two segments remained in 2015, 2016 and 2017. Furthermore, the Group's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarized the Group’s revenue and cost generated from different revenue streams. Substantially all of its revenues are derived in the PRC. The Group’s long lived assets and operations are substantially all located in the PRC.

The following table summarizes the Group’s revenue by segment:

Year ended December 31, 2015	Polysilicon	Wafer	Elimination	Total
Revenue – External	$125,916,457	56,124,511	-	182,040,968
Revenue - Intersegment	23,485,364	-	(23,485,364)	-
Total Revenue	149,401,821	56,124,511	(23,485,364)	182,040,968
Total Cost of revenue	121,193,840	46,763,308	(23,466,065)	144,491,083
Gross Profit	$28,207,981	9,361,203	(19,299)	37,549,885

Year ended December 31, 2016	Polysilicon	Wafer	Elimination	Total
Revenue – External	$167,530,309	61,570,902	-	229,101,211
Revenue - Intersegment	28,688,793	-	(28,688,793)	-
Total Revenue	196,219,102	61,570,902	(28,688,793)	229,101,211
Total Cost of revenue	125,320,832	52,413,007	(29,061,146)	148,672,693
Gross Profit	$70,898,270	9,157,895	372,353	80,428,518

Year ended December 31, 2017	Polysilicon	Wafer	Elimination	Total
Revenue – External	$294,073,020	58,779,131	-	352,852,151
Revenue - Intersegment	29,126,674	-	(29,126,674)	-
Total Revenue	323,199,694	58,779,131	(29,126,674)	352,852,151
Total Cost of revenue	181,595,921	55,992,555	(28,209,010)	209,379,466
Gross Profit	$141,603,773	2,786,576	(917,664)	143,472,685

The following customers individually accounted for 10% or more of revenues:
	Year ended December 31,
	2015	2016	2017
Customer A	$35,094,472	$48,739,001	$43,258,204
Customer B	*	*	$39,219,089
Customer C	$18,125,773	*	$39,099,677
Customer D	$20,465,558	*	*
Customer E	$19,595,911	*	*

*	Represents less than 10%

Total sales to the Group’s largest customers whose sales constitute over 10% of revenue accounted for approximately 51%, 21% and 34% of revenues for the years ended December 31, 2015, 2016 and 2017, respectively. The Group is substantially dependent upon the continued participation of these customers in order to maintain its total revenues. Significantly reduction in the Group’s dependence on these customers is likely to take time and there can be no assurance that the Group will succeed in reducing such dependence.